Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
Capital Group California Core Municipal Fund
Account Value [Line Items]
Line Graph and Table Measure Name	Capital Group California Core Municipal Fund
Account Value	$ 29,258	$ 27,411	$ 27,160	$ 28,900	$ 28,747	$ 27,830	$ 26,295	$ 26,367	$ 26,146	$ 25,420	$ 25,000
Capital Group California Short-Term Municipal Fund
Account Value [Line Items]
Line Graph and Table Measure Name	Capital Group California Short-Term Municipal Fund
Account Value	$ 27,660	26,274	25,981	27,112	27,078	26,479	25,571	25,589	25,342	25,184	25,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 31,370	28,597	27,861	31,652	30,839	29,770	27,207	27,347	26,761	25,717	25,000
Bloomberg California Short-Intermediate Municipal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg California Short-Intermediate Municipal Index
Account Value	$ 29,144	27,429	26,875	28,865	28,714	27,768	26,188	26,298	25,955	25,509	25,000
Bloomberg California Short Municipal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg California Short Municipal Index
Account Value	$ 28,213	$ 26,801	$ 26,265	$ 27,590	$ 27,475	$ 26,769	$ 25,761	$ 25,768	$ 25,498	$ 25,317	$ 25,000